Filed with the Securities and Exchange Commission on June 30, 2015
REGISTRATION NO. 333-192701
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 5

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 151

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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
 (Address and telephone number of Depositor's principal executive offices)

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J. MICHAEL LOW, ESQ
LEWIS BRISBOIS BISGAARD & SMITH LLP
PHOENIX PLAZA TOWER II, 2929 NORTH CENTRAL AVENUE, SUITE 1700
PHOENIX, ARIZONA 85012
(602) 385-7854
(Name, address and telephone number of agent for service)

COPIES TO:

WILLIAM J. EVERS
VICE PRESIDENT
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-3716

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[  ] on ________ pursuant to paragraph (b) of Rule 485

[ X ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[  ] on __________ pursuant to paragraph (a)(i) of Rule 485

[  ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[  ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITY

Supplement, dated August 24, 2015
to the Prospectus dated April 27, 2015

This Supplement should be read and retained with the Prospectus for your Annuity. This Supplement updates certain information in the Prospectus for the Prudential Premier® Investment Variable Annuity (the “Prospectus”). If you would like another copy of the current Prospectus, please call us at 1-888-PRU-2888, or visit www.prudentialannuities.com.
___________________________________________________________________

As of August 24, 2015, the charge for the optional Return of Purchase Payments Death Benefit is increased as noted in the chart below.  If you elect to purchase the optional Return of Purchase Payments Death Benefit on or after August 24, 2015, you will be assessed this new charge.

OPTIONAL BENEFIT CHARGES

	B Series	C Series
Return of Purchase Payments Death Benefit Charge1	Premium Based: 0.17% plus Account Value Based: 0.18%	Premium Based: 0.17% plus Account Value Based: 0.18%

1 This charge will be comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly and deducted pro rata from the Sub-accounts in which you maintain Account Value on the date the charge is due.

In addition, as of August 24, 2015, there will be no Investment Option limitations with the optional Return of Purchase Payments Death Benefit, and you will be able to select all currently available Investment Options.

PART B
STATEMENT OF ADDITIONAL INFORMATION

April 27, 2015, as supplemented ________, 2015

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

VARIABLE ANNUITY CONTRACTS

The PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("B SERIES") and the PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts  issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of not less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the B Series and the C Series Prospectus dated April 27, 2015, as supplemented ________, 2015.

To obtain a copy of the Prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

TABLE OF CONTENTS

PAGE

Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	3
Determination of Accumulation Unit Values	3
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888

The PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("B SERIES") and PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("C SERIES") are service marks of The Prudential Insurance Company of America.

COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

EXPERTS

[TO BE FILED BY AMENDMENT]

PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $773,337,473, $816,806,293 and $1,125,057,236 in 2014, 2013, and 2012, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:
▪
 Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker/dealers).

▪
 Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker/dealers).

▪	Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers).

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2014) received payment with respect to annuity business during 2014 (or as to which a payment amount was accrued during 2014). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2014, the least amount paid, and greatest amount paid, were $25.00 and $9,079,316.06, respectively.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each Valuation Day. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The net investment factor for any Valuation Day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding Valuation Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and subtracting from the result the daily equivalent of the total annualized charge for the Annuity and any optional benefits (for which the charge is calculated as a percentage of Sub-account assets) for each day since the preceding Valuation Day. During the accumulation phase of your Annuity, the daily equivalent of the annualized charge is calculated using the formula 1 - (1 - c) 1/365, where c is the total annualized charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the Prospectus, the Annuity allows you to select or decline an optional death benefit that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to such annuity feature. Because this annuity is new, we include no historical unit values here.

Separate Account Financial Information

Appendix A

[TO BE FILED BY AMENDMENT]

Company Financial Information

Appendix B

[TO BE FILED BY AMENDMENT]

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

(1) Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) [to be filed by amendment]

(2) Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries [to be filed by amendment]

(b) Exhibits:

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2) Agreements for custody of securities and similar investments—Not Applicable.

(3) (a) Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

   (b) (1) Specimen Affiliated insurer Amendment to Selling Agreement (Note 6)

   (b) (2) List of Broker Dealers selling under original Selling Agreement. (Note 8)

   (b) (3) List of Broker Dealers selling that executed Amendment to Selling Agreement. (Note 8)

(4) (a) Form of B Series Annuity Contract (P-OB/IND (5/14)) and schedule pages (P-OB-DCD/IND(5/14)) (Note 10)

     (b) Form of C Series Annuity Contract (P-OC/IND(5/14)) and schedule pages (P-OC-DCD/IND(5/14)) (Note 10)

     (c) Form of Return of Adjusted Purchase Payments Death Benefit Rider (P-RID-ROP(5/14)) and Schedule pages (P-SCH-ROP(5/14)) (Note 10)

   (d) Form of Dollar Cost Averaging ("DCA") Program Rider (P-RID-DCA(5/14)) (Note 10)

   (e) Form of Market Value Adjustment ("MVA") Option Rider (P-RID-MVA(5/14)) (Note 10)

   (f)  Tax Efficient Annuity Benefit Endorsement (P-END-TX-PPIVA (5/15)) (Note 12)

(5) (a) Application form for Contract (P-PIVA-APP (5/14)) (Note 10)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

     (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) Copy of Contract of reinsurance in connection with Variable Annuity Contracts.--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

   (a) Copy of AST Fund Participation Agreement. (Note 6)

   (b) Shareholder Information Agreement (Sample Rule 22c-2). (Note 7)

(9) Opinion of Counsel. (Note 11)

(10) Written Consent of Independent Registered Public Accounting Firm. (to be filed by amendment)

(11) All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney:

   (a) Robert F. O'Donnell (Note 9)

   (b) Yanela C. Frias (Note 12)

   (c) Kent D. Sluyter (Note 12)

   (d) Kenneth Y. Tanji (Note 12)

   (e) John Chieffo (Note 12)

   (f) Bernard J. Jacob (Note 12)

   (g) Richard F. Lambert (Note 12)

(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 10, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-192701, filed January 21, 2015 on behalf of the Pruco Life Flexible Premium Variable Annuity Account

(Note 10) Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192701, filed April 1, 2014 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement No. 333-192701, filed on April 14, 2014 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)  Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-192701, filed on April 8, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Yanela C. Frias 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Theresa M. Dziedzic 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President, Chief Actuary, and Appointed Actuary
Bernard J. Jacob 751 Broad Street Newark, New Jersey 07102-3714	Director
Richard F. Lambert 751 Broad Street Newark, New Jersey 07102-3714	Director
James M. O’Connor 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President and Actuary
Robert F. O’Donnell One Corporate Drive Shelton, Connecticut 06484-6208	Director, Chief Executive Officer, and President
Kent D. Sluyter 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 20, 2015, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of May 31, 2015, there were 1,326 Qualified contract owners and 1,070 Non-Qualified contract owners of the B series, and there were 210 Qualified contract owners and 473 Non-Qualified contract owners of the C series.

ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Bruce Ferris One Corporate Drive Shelton, Connecticut 06484-6208	Director, President and Chief Executive Officer
Christopher J. Hagan 2101 Welsh Road Dresher, PA 19025-5000	Chief Operating Officer and Vice President

Yanela C. Frias 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Rodney R. Allain One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Dawn M. LeBlanc One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Steven P. Marenakos One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Mark Livesay One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
John D. Rosero 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Secretary and Chief Legal Officer
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Robert R. Costello 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Patricia L. Kelley 751 Broad Street Newark, New Jersey 07102-3714	Vice President
Andrew A. Morawiec One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
William D. Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President
Richard W. Kinville 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:

(c) Commissions received by PAD during 2014 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$773,337,473	$-0-	$-0-	$-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 30th day of June 2015.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

/s/ Robert F. O'Donnell
-------------------------------
Robert F. O'Donnell
President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:  /s/ Robert F. O'Donnell
     ------------------------------
     Robert F. O'Donnell
     President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Robert F. O’Donnell* Robert F. O’Donnell	Director, President and Chief Executive Officer	June 30, 2015
Yanela C. Frias* Yanela C. Frias	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	June 30, 2015
John Chieffo* John Chieffo	Director	June 30, 2015
Kenneth Y. Tanji* Kenneth Y. Tanji	Director	June 30, 2015
Bernard J. Jacob* Bernard J. Jacob	Director	June 30, 2015
Richard F. Lambert* Richard F. Lambert	Director	June 30, 2015
Kent D. Sluyter* Kent D. Sluyter	Director	June 30, 2015

By:  /s/ William J. Evers
     ------------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.